SHAREHOLDERS' EQUITY - Summarizes the Black-Scholes assumptions used at the grant date (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	57.81%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.03%	3.48%
Expected term (in years)	5 years	5 years
Expected volatility		57.24%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.77%	3.90%
Expected term (in years)	7 years	7 years
Expected volatility		64.63%